Taxation - Schedule of Movement of Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation
Beginning balance	$ (20,181)	$ (16,599)	$ (9,851)
Additions	(14,076)	(3,582)	(6,748)
Ending balance	$ (34,257)	$ (20,181)	$ (16,599)